As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS - 67.28%
	ADVERTISING - 0.05%
300	Lamar Advertising Company Class A (f)	$17,781
	AEROSPACE & DEFENSE - 2.86%
7,458	B/E Aerospace, Inc. (f)	474,478
12,964	Exelis, Inc.	315,933
3,729	KLX, Inc. (a)	143,715
		934,126
	AUTO PARTS & EQUIPMENT - 1.79%
5,569	TRW Automotive Holdings Corporation (a)	583,910
	AUTOMOBILE MANUFACTURERS - 0.89%
7,800	General Motors Company (f)	292,500
	BIOTECHNOLOGY - 1.21%
1,540	Pharmacyclics, Inc. (a)	394,163
	BROADCASTING - 0.31%
1,600	CBS Corporation Class B (f)	97,008
1,100	iHeartMedia, Inc. (a)	5,225
		102,233
	CABLE & SATELLITE TV - 9.47%
15,037	DIRECTV (a)	1,279,649
9,337	DISH Network Corporation Class A (a)(f)	654,150
2,137	Liberty Global plc Series C (a)(b)	106,444
80,523	Sirius XM Holdings, Inc. (a)	307,598
4,987	Time Warner Cable, Inc.	747,451
		3,095,292
	CASINOS & GAMING - 1.11%
13,541	International Game Technology plc (a)(f)	235,749
6,000	MGM Resorts International (a)(f)	126,180
		361,929
	COMMUNICATIONS EQUIPMENT - 0.14%
2,254	Riverbed Technology, Inc. (a)	47,131
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.58%
23,900	The Manitowoc Company, Inc. (f)	515,284
	DATA PROCESSING & OUTSOURCED SERVICES - 0.86%
4,300	Computer Sciences Corporation (f)	280,704
	DIVERSIFIED BANKS - 0.18%
2,248	Square 1 Financial, Inc., Class A (a)(g)	60,179
	DIVERSIFIED CHEMICALS - 5.90%
14,600	The Dow Chemical Company (f)	700,508
7,000	E.I. Du Pont de Nemours & Company (f)	500,290
32,881	Huntsman Corporation (f)	728,972
		1,929,770
	DIVERSIFIED METALS & MINING - 0.34%
3,118	RTI International Metals, Inc. (a)	111,967
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.14%
6,325	Polypore International, Inc. (a)	372,542
	GENERAL MERCHANDISE STORES - 2.02%
8,324	Family Dollar Stores, Inc.	659,594
	HEALTH CARE TECHNOLOGY - 1.08%
5,925	Catamaran Corporation (a)(b)(f)	352,774
	HOUSEHOLD PRODUCTS - 0.20%
800	The Procter & Gamble Company (f)	65,552
	INDUSTRIAL CONGLOMERATES - 0.19%
4,487	Hutchison Whampoa Ltd. (b)(h)	62,276
	INDUSTRIAL MACHINERY - 0.13%
1,000	The Timken Company (f)	42,140
	INTEGRATED OIL & GAS - 0.67%
3,007	Occidental Petroleum Corporation (f)	219,511
	INTERNET RETAIL - 0.06%
1,600	Orbitz Worldwide, Inc. (a)(f)	18,656
	INTERNET SOFTWARE & SERVICES - 3.28%
8,000	eBay, Inc. (a)(f)	461,440
300	Equinix, Inc. (f)	69,855
12,200	Yahoo!, Inc. (a)(f)	542,107

		1,073,402
	LEISURE FACILITIES - 1.27%
5,833	LIFE TIME FITNESS, Inc. (a)(f)	413,910
	MOVIES & ENTERTAINMENT - 0.02%
1,976	SFX Entertainment, Inc. (a)(g)	8,082
	MULTI-LINE INSURANCE - 2.49%
14,864	American International Group, Inc. (f)	814,399
	OIL & GAS DRILLING - 0.15%
3,476	Noble Corporation plc (b)(f)	49,637
	OIL & GAS EQUIPMENT & SERVICES - 1.89%
2,130	Baker Hughes, Inc. (f)	135,426
5,992	Dresser-Rand Group, Inc. (a)	481,457
		616,883
	OIL & GAS EXPLORATION & PRODUCTION - 2.91%
5,900	Anadarko Petroleum Corporation (f)	488,579
60,230	Talisman Energy, Inc. (b)	462,566
		951,145
	PACKAGED FOODS & MEATS - 0.85%
3,200	Kraft Foods Group, Inc. (f)	278,768
	PAPER PACKAGING - 0.71%
4,021	MeadWestvaco Corporation	200,527
400	Packaging Corporation of America (f)	31,276
		231,803
	PAPER PRODUCTS - 2.04%
12,000	International Paper Company (f)	665,880
	PHARMACEUTICALS - 4.59%
8,943	Hospira, Inc. (a)	785,553
14,533	Pfizer, Inc. (f)	505,603
246	Salix Pharmaceuticals Ltd. (a)(f)	42,512
3,600	Zoetis, Inc. (f)	166,644
		1,500,312
	REITS - 2.89%
9,634	Equity Commonwealth (a)	255,783
17,934	NorthStar Realty Finance Corporation (f)	324,964
13,877	Starwood Property Trust, Inc. (e)	337,211
1,090	Starwood Waypoint Residential Trust	28,176
		946,134
	RESTAURANTS - 0.45%
1,500	McDonald's Corporation (f)	146,160
	SEMICONDUCTOR EQUIPMENT - 1.90%
35,726	Tokyo Electron Ltd. - ADR	620,561
	SPECIALTY CHEMICALS - 3.40%
5,110	Sigma-Aldrich Corporation	706,457
4,100	W.R. Grace & Company (a)(f)	405,367
		1,111,824
	SPECIALTY STORES - 0.31%
6,300	Staples, Inc. (f)	102,595
	THRIFTS & MORTGAGE FINANCE - 2.32%
10,018	Beneficial Mutual Bancorp, Inc. (a)	113,103
61,605	Hudson City Bancorp, Inc.	645,621
		758,724
	TOBACCO - 0.02%
100	Lorillard, Inc. (f)	6,535
	TRADING COMPANIES & DISTRIBUTORS - 0.01%
59	Veritiv Corporation (a)	2,604
	TRUCKING - 1.82%
27,512	Hertz Global Holdings, Inc. (a)(f)	596,460
	WIRELESS TELECOMMUNICATION SERVICES - 1.78%
15,151	T-Mobile U.S., Inc. (a)(f)	480,135
3,101	Vodafone Group plc - ADR (f)	101,341
		581,476
	TOTAL COMMON STOCKS
	(Cost $21,669,229)	21,997,308

CONTINGENT VALUE RIGHTS - 0.01%
7,030	Casa Ley, S.A. de C.V. (a)(d)(l)	3,339
268	Leap Wireless International, Inc. (a)(d)(l)	978
7,030	Property Development Centers LLC (a)(d)(l)	352
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	4,669

Principal Amount
CORPORATE BONDS - 4.23%
	Dresser-Rand Group, Inc.
$100,000	6.500%, 5/1/2021	105,750
	Energy Future Intermediate Holding Company LLC
46,812	11.750%, 3/1/2022 (Acquired 10/7/14, cost $55,238) (i)(j)	51,493
	Freescale Semiconductor, Inc.
160,000	10.750%, 8/1/2020	174,400
	KCG Holdings, Inc.
240,000	8.250%, 6/15/2018 (Acquired 12/2/14, cost $247,996) (i)	253,800
	The Manitowoc Company, Inc.
252,000	5.875%, 10/15/2022	272,160
	Pacnet Ltd.
209,000	9.000%, 12/12/2018 (b)	235,125
	Pinnacle Entertainment, Inc.
274,000	7.500%, 4/15/2021	290,440
	TOTAL CORPORATE BONDS
	(Cost $1,380,494)	1,383,168

MUNICIPAL BONDS - 0.52%
	Louisiana Public Facilities
170,000	9.750%, 8/1/2015	169,939
	TOTAL MUNICIPAL BONDS
	(Cost $170,000)	169,939

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.40%
	American International Group, Inc.
2	Expiration: May 2015, Exercise Price: $47.00	25
5	Expiration: May 2015, Exercise Price: $50.00	135
112	Expiration: May 2015, Exercise Price: $52.50	7,168
	Anadarko Petroleum Corporation
47	Expiration: May 2015, Exercise Price: $70.00	2,021
	B/E Aerospace, Inc.
61	Expiration: April 2015, Exercise Price: $70.00	762
	Baker Hughes, Inc.
2	Expiration: April 2015, Exercise Price: $45.00	19
	Bayer AG
6	Expiration: April 2015, Exercise Price: EUR 115.00 (k)	71
	BP plc - ADR
31	Expiration: April 2015, Exercise Price: $32.00	62
	CBS Corporation Class B
42	Expiration: June 2015, Exercise Price: $50.00	1,764
21	Expiration: June 2015, Exercise Price: $52.50	1,449
	Computer Sciences Corporation
8	Expiration: June 2015, Exercise Price: $50.00	320
25	Expiration: June 2015, Exercise Price: $60.00	4,625
	DISH Network Corporation Class A
68	Expiration: June 2015, Exercise Price: $60.00	5,440
5	Expiration: June 2015, Exercise Price: $62.50	600
	The Dow Chemical Company
50	Expiration: June 2015, Exercise Price: $40.00	1,350
35	Expiration: June 2015, Exercise Price: $41.00	1,155
22	Expiration: June 2015, Exercise Price: $42.00	946
	E.I. Du Pont de Nemours & Company
8	Expiration: April 2015, Exercise Price: $67.50	192
37	Expiration: April 2015, Exercise Price: $70.00	2,368
6	Expiration: July 2015, Exercise Price: $62.50	474
	eBay, Inc.
21	Expiration: April 2015, Exercise Price: $48.00	63
8	Expiration: April 2015, Exercise Price: $50.00	48
18	Expiration: May 2015, Exercise Price: $47.50	288
24	Expiration: May 2015, Exercise Price: $52.50	1,248
	Equinix, Inc.
2	Expiration: June 2015, Exercise Price: $190.00	300
	General Motors Company
14	Expiration: June 2015, Exercise Price: $31.00	245
72	Expiration: June 2015, Exercise Price: $32.00	1,656
20	Expiration: June 2015, Exercise Price: $33.00	740
	Hertz Global Holdings, Inc.
57	Expiration: June 2015, Exercise Price: $16.00	712
24	Expiration: June 2015, Exercise Price: $17.00	360
14	Expiration: June 2015, Exercise Price: $18.00	350
129	Expiration: June 2015, Exercise Price: $19.00	5,160
	Huntsman Corporation
22	Expiration: May 2015, Exercise Price: $18.00	220
136	Expiration: May 2015, Exercise Price: $19.00	3,060
97	Expiration: May 2015, Exercise Price: $20.00	3,152
	International Paper Company
97	Expiration: April 2015, Exercise Price: $48.00	921
	LIFE TIME FITNESS, Inc.
12	Expiration: May 2015, Exercise Price: $50.00	60
	The Manitowoc Company, Inc.
61	Expiration: June 2015, Exercise Price: $16.00	915
91	Expiration: June 2015, Exercise Price: $17.00	2,275
30	Expiration: June 2015, Exercise Price: $18.00	1,125
	McDonald's Corporation
11	Expiration: May 2015, Exercise Price: $80.00	44
1	Expiration: June 2015, Exercise Price: $87.50	69
	MGM Resorts International
48	Expiration: June 2015, Exercise Price: $18.00	1,920
	Noble Corporation plc
35	Expiration: June 2015, Exercise Price: $11.00	1,487
	NorthStar Realty Finance Corporation
29	Expiration: June 2015, Exercise Price: $15.00	435
58	Expiration: June 2015, Exercise Price: $16.00	1,160
45	Expiration: June 2015, Exercise Price: $17.00	1,800
	Occidental Petroleum Corporation
7	Expiration: May 2015, Exercise Price: $65.00	325
13	Expiration: May 2015, Exercise Price: $72.50	2,802
	Packaging Corporation of America
3	Expiration: July 2015, Exercise Price: $65.00	255
	Pfizer, Inc.
33	Expiration: June 2015, Exercise Price: $28.00	231
14	Expiration: June 2015, Exercise Price: $31.00	280
	The Procter & Gamble Company
7	Expiration: May 2015, Exercise Price: $77.50	445

	SPDR S&P 500 ETF Trust
14	Expiration: April 2015, Exercise Price: $198.00	819
37	Expiration: April 2015, Exercise Price: $211.00	18,796
25	Expiration: May 2015, Exercise Price: $205.00	9,050
41	Expiration: June 2015, Exercise Price: $180.00	5,453
41	Expiration: June 2015, Exercise Price: $200.00	18,266
	Staples, Inc.
57	Expiration: June 2015, Exercise Price: $12.00	285
	The Timken Company
10	Expiration: June 2015, Exercise Price: $35.00	250
	T-Mobile U.S., Inc.
92	Expiration: May 2015, Exercise Price: $25.00	2,162
43	Expiration: May 2015, Exercise Price: $27.00	1,140
	Vivendi SA
33	Expiration: June 2015, Exercise Price: EUR 18.00 (k)	177
	Vodafone Group plc - ADR
18	Expiration: April 2015, Exercise Price: $28.00	99
	W.R. Grace & Company
16	Expiration: April 2015, Exercise Price: $85.00	160
21	Expiration: June 2015, Exercise Price: $85.00	1,260
	Yahoo!, Inc.
10	Expiration: April 2015, Exercise Price: $36.00	20
10	Expiration: April 2015, Exercise Price: $37.00	20
11	Expiration: April 2015, Exercise Price: $38.00	28
21	Expiration: April 2015, Exercise Price: $42.00	441
23	Expiration: July 2015, Exercise Price: $37.00	1,127
17	Expiration: July 2015, Exercise Price: $40.00	1,768
8	Expiration: July 2015, Exercise Price: $42.00	1,320
	Zoetis, Inc.
12	Expiration: April 2015, Exercise Price: $39.00	150
4	Expiration: April 2015, Exercise Price: $41.00	50
2	Expiration: July 2015, Exercise Price: $40.00	150
13	Expiration: July 2015, Exercise Price: $41.00	1,398
	TOTAL PURCHASED PUT OPTIONS
	(Cost $228,851)	129,486

Principal Amount
ESCROW NOTES - 0.05%
$7,668	AMR Corporation (a)(d)(l)	16,870
	TOTAL ESCROW NOTES
	(Cost $4,196)	16,870

Shares
SHORT-TERM INVESTMENTS - 28.13%
1,871,000	BlackRock Liquidity Funds TempFund Portfolio, Institutional Share Class, 0.07% (c)(e)	1,871,000
1,871,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	1,871,000
1,714,093	Fidelity Institutional Money Market Portfolio, Institutional Share Class, 0.10% (c)(e)	1,714,093
1,871,000	Goldman Sachs Financial Square Funds - Money Market Fund, Institutional Share Class, 0.09% (c)	1,871,000
1,871,000	The Liquid Asset Portfolio, Institutional Share Class, 0.08% (c)	1,871,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,198,093)	9,198,093
	TOTAL INVESTMENTS
	(Cost $32,650,863) - 100.62%	$32,899,533

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2015, these securities represented 0.93% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (n) on the schedule of investments for more information.
(m)	The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$32,682,201
Gross unrealized appreciation	860,133
Gross unrealized depreciation	(642,801)
Net unrealized appreciation	$217,332

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(n)	Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Equity securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Valuation Group may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2015, securities fair valued in good faith based on the absolute value of long and short investments represented 0.41% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2015. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,997,308	$-	$-	$21,997,308
Contingent Value Rights	-	-	4,669	4,669
Corporate Bonds	-	1,383,168	-	1,383,168
Municipal Bonds	-	169,939	-	169,939
Purchased Put Options	129,238	248	-	129,486
Escrow Notes	-	-	16,870	16,870
Short-Term Investments	9,198,093	-	-	9,198,093
Forward Currency Exchange Contracts**	-	83,705	-	83,705
Swap Contracts**	-	99,883	-	99,883

Liabilities
Common Stocks Sold Short	$3,789,967	$113,404	$-	$3,903,371
Written Option Contracts	804,877	76,798	-	881,675
Forward Currency Exchange Contracts**	-	11,416	-	11,416
Swap Contracts**	-	11,410	-	11,410

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument

The Level 2 Securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs.  There were no transfers into or out of Level 1, 2 or 3 Securities during the period.  Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2014	$16,748
Change in unrealized appreciation	1,100
Net purchases	3,691
Balance as of March 31, 2015	$21,539

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2015, are as follows:

	Fair Value at	Valuation	Unobservable
Description	March 31, 2015	Technique	Input	Range
Contingent Value Rights	$3,339	Broker Quote	No Active Market	0.05
Contingent Value Rights	$978	Broker Quote	No Active Market	3.55 - 3.75
Contingent Value Rights	$352	Broker Quote	No Active Market	0.45 - 0.60
Escrow Notes	$16,870	Broker Quote	No Active Market	2.15 - 2.25

(o)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2015 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 129,486	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Options Written	881,675
Swap Contracts	Schedule of Swap Contracts	99,883	Schedule of Swap Contracts	11,410
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	83,705	Schedule of Forward Currency Exchange Contracts	11,416
Total		$ 313,074		$ 904,501

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2015
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	American International Group, Inc.
3	Expiration: May 2015, Exercise Price: $52.50	$891
137	Expiration: May 2015, Exercise Price: $55.00	19,180
	Anadarko Petroleum Corporation
59	Expiration: May 2015, Exercise Price: $80.00	31,270
	B/E Aerospace, Inc.
72	Expiration: April 2015, Exercise Price: $80.00	23,472
	Baker Hughes, Inc.
3	Expiration: April 2015, Exercise Price: $52.50	3,375
	Bayer AG
9	Expiration: April 2015, Exercise Price: EUR 125.00 (a)	14,777
5	Expiration: May 2015, Exercise Price: EUR 130.00 (a)	6,317
	Catamaran Corporation
24	Expiration: April 2015, Exercise Price: $60.00	360
	CBS Corporation Class B
49	Expiration: June 2015, Exercise Price: $57.50	24,745
27	Expiration: June 2015, Exercise Price: $60.00	9,720
	Computer Sciences Corporation
10	Expiration: June 2015, Exercise Price: $60.00	7,300
33	Expiration: June 2015, Exercise Price: $65.00	14,190
	DISH Network Corporation Class A
90	Expiration: June 2015, Exercise Price: $67.50	49,050
3	Expiration: June 2015, Exercise Price: $70.00	1,245
	The Dow Chemical Company
75	Expiration: June 2015, Exercise Price: $45.00	30,562
44	Expiration: June 2015, Exercise Price: $46.00	14,080
27	Expiration: June 2015, Exercise Price: $48.00	5,670
	E.I. Du Pont de Nemours & Company
12	Expiration: April 2015, Exercise Price: $72.50	822
31	Expiration: April 2015, Exercise Price: $75.00	403
20	Expiration: April 2015, Exercise Price: $77.50	100
7	Expiration: July 2015, Exercise Price: $70.00	2,604
	eBay, Inc.
9	Expiration: April 2015, Exercise Price: $52.50	4,837
25	Expiration: April 2015, Exercise Price: $55.00	7,475
22	Expiration: May 2015, Exercise Price: $55.00	8,415
24	Expiration: May 2015, Exercise Price: $57.50	5,496
	Equinix, Inc.
3	Expiration: June 2015, Exercise Price: $210.00	8,460
	General Motors Company
12	Expiration: June 2015, Exercise Price: $35.00	4,260
155	Expiration: June 2015, Exercise Price: $36.00	38,982
32	Expiration: June 2015, Exercise Price: $37.00	6,080
	Hertz Global Holdings, Inc.
46	Expiration: June 2015, Exercise Price: $19.00	14,720
30	Expiration: June 2015, Exercise Price: $20.00	7,350
76	Expiration: June 2015, Exercise Price: $21.00	13,528
123	Expiration: June 2015, Exercise Price: $22.00	14,760

	Huntsman Corporation
101	Expiration: May 2015, Exercise Price: $21.00	17,422
18	Expiration: May 2015, Exercise Price: $22.00	1,944
22	Expiration: May 2015, Exercise Price: $23.00	1,386
115	Expiration: May 2015, Exercise Price: $24.00	3,450
	International Game Technology plc
39	Expiration: April 2015, Exercise Price: $17.00	2,340
	International Paper Company
120	Expiration: April 2015, Exercise Price: $52.50	39,600
	Kraft Foods Group, Inc.
32	Expiration: May 2015, Exercise Price: $80.00	23,040
	Lamar Advertising Company Class A
3	Expiration: April 2015, Exercise Price: $57.50	607
	LIFE TIME FITNESS, Inc.
16	Expiration: May 2015, Exercise Price: $55.00	25,536
	Lorillard, Inc.
1	Expiration: June 2015, Exercise Price: $60.00	675
	The Manitowoc Company, Inc.
25	Expiration: June 2015, Exercise Price: $18.00	10,000
50	Expiration: June 2015, Exercise Price: $19.00	16,000
164	Expiration: June 2015, Exercise Price: $20.00	40,180
	McDonald's Corporation
13	Expiration: May 2015, Exercise Price: $92.50	7,865
2	Expiration: June 2015, Exercise Price: $95.00	945
	MGM Resorts International
60	Expiration: June 2015, Exercise Price: $20.00	11,970
	Noble Corporation plc
35	Expiration: June 2015, Exercise Price: $14.00	4,812
	NorthStar Realty Finance Corporation
39	Expiration: June 2015, Exercise Price: $17.00	4,875
91	Expiration: June 2015, Exercise Price: $18.00	5,688
49	Expiration: June 2015, Exercise Price: $19.00	980
	Occidental Petroleum Corporation
9	Expiration: May 2015, Exercise Price: $70.00	4,410
21	Expiration: May 2015, Exercise Price: $77.50	1,586
	Orbitz Worldwide, Inc.
16	Expiration: August 2015, Exercise Price: $12.00	160
	Packaging Corporation of America
4	Expiration: July 2015, Exercise Price: $75.00	2,460
	Pfizer, Inc.
44	Expiration: May 2015, Exercise Price: $34.00	5,412
101	Expiration: June 2015, Exercise Price: $34.00	14,544
	The Procter & Gamble Company
8	Expiration: May 2015, Exercise Price: $82.50	1,048
	Rock-Tenn Company Class A
4	Expiration: April 2015, Exercise Price: $62.50	1,010
	Salix Pharmaceuticals Ltd.
2	Expiration: April 2015, Exercise Price: $170.00	600
	Sirius XM Holdings, Inc.
9	Expiration: April 2015, Exercise Price: $4.00	23
325	Expiration: May 2015, Exercise Price: $4.00	1,950
248	Expiration: June 2015, Exercise Price: $3.50	9,920

	Staples, Inc.
63	Expiration: June 2015, Exercise Price: $15.00	11,183
	The Timken Company
10	Expiration: June 2015, Exercise Price: $40.00	3,075
	T-Mobile U.S., Inc.
51	Expiration: May 2015, Exercise Price: $28.00	22,313
29	Expiration: May 2015, Exercise Price: $29.00	10,440
10	Expiration: May 2015, Exercise Price: $30.00	2,615
52	Expiration: May 2015, Exercise Price: $31.00	10,114
	Vivendi SA
14	Expiration: April 2015, Exercise Price: EUR 20.50 (a)	3,974
26	Expiration: April 2015, Exercise Price: EUR 21.00 (a)	5,983
15	Expiration: May 2015, Exercise Price: EUR 20.00 (a)	5,048
65	Expiration: May 2015, Exercise Price: EUR 19.50 (a)	25,370
66	Expiration: June 2015, Exercise Price: EUR 21.00 (a)	15,329
	Vodafone Group plc - ADR
23	Expiration: April 2015, Exercise Price: $33.00	1,127
3	Expiration: April 2015, Exercise Price: $34.00	54
2	Expiration: April 2015, Exercise Price: $36.00	8
3	Expiration: July 2015, Exercise Price: $34.00	225
	W.R. Grace & Company
9	Expiration: April 2015, Exercise Price: $92.50	5,733
6	Expiration: April 2015, Exercise Price: $95.00	2,520
26	Expiration: June 2015, Exercise Price: $95.00	15,990
	Yahoo!, Inc.
11	Expiration: April 2015, Exercise Price: $40.00	5,005
22	Expiration: April 2015, Exercise Price: $41.00	7,920
25	Expiration: April 2015, Exercise Price: $46.00	1,000
11	Expiration: July 2015, Exercise Price: $41.00	5,473
22	Expiration: July 2015, Exercise Price: $42.00	9,460
21	Expiration: July 2015, Exercise Price: $44.00	6,405
10	Expiration: July 2015, Exercise Price: $46.00	2,115
	Zoetis, Inc.
14	Expiration: April 2015, Exercise Price: $43.00	4,970
5	Expiration: April 2015, Exercise Price: $45.00	913
3	Expiration: July 2015, Exercise Price: $45.00	1,185
14	Expiration: July 2015, Exercise Price: $46.00	4,760
		847,241

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
56	Expiration: April 2015, Exercise Price: $204.00	9,576
25	Expiration: May 2015, Exercise Price: $199.00	5,137
82	Expiration: June 2015, Exercise Price: $190.00	19,721
		34,434
	TOTAL OPTIONS WRITTEN
	(Premiums received $898,642)	$881,675

ADR	-	American Depository Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
plc	-	Public Limited Company
(a)	-	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS
8,827	Alcoa, Inc.	$114,045
402	American Airlines Group, Inc.	21,217
29,026	Applied Materials, Inc.	654,827
24,569	AT&T, Inc.	802,178
3,392	CK Hutchison Holdings Ltd. (a)	69,479
10,533	Comcast Corporation Class A	594,798
3,241	Comcast Corporation Special Class A	181,707
1,964	Dollar Tree, Inc.	159,369
2,050	Halliburton Company	89,954
1,329	Harris Corporation	104,672
2,038	Liberty Global plc Class A (a)	104,896
5,183	M&T Bank Corporation	658,241
1,348	PacWest Bancorp	63,208
2,657	Rock-Tenn Company Class A	171,376
3,060	XL Group plc (a)(b)(c)	113,404
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,688,061)	$3,903,371

plc	-	Public Limited Company
(a)		Foreign security.
(b)		Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(c)		Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2015
(Unaudited)

			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		March 31, 2015	Currency to be Received		March 31, 2015	(Depreciation)**
5/22/2015	22,596	AUD	$17,159	18,209	USD	$18,209	$1,050
7/22/2015	160,360	AUD	121,385	122,329	USD	122,329	944
8/26/2015	31,100	AUD	23,501	24,303	USD	24,303	802
4/15/2015	113,205	EUR	121,748	133,603	USD	133,603	11,855
4/15/2015	127,214	USD	127,214	113,195	EUR	121,737	(5,477)
4/28/2015	265,500	EUR	285,589	299,047	USD	299,047	13,458
4/28/2015	96,228	USD	96,228	88,000	EUR	94,659	(1,569)
4/29/2015	516,372	EUR	555,452	592,387	USD	592,387	36,935
4/29/2015	148,717	USD	148,717	136,000	EUR	146,293	(2,424)
8/17/2015	482,378	EUR	519,771	517,825	USD	517,825	(1,946)
8/25/2015	18,368	EUR	19,794	20,154	USD	20,154	360
6/15/2015	197,667	GBP	293,066	301,459	USD	301,459	8,393
7/22/2015	91,351	GBP	135,409	137,926	USD	137,926	2,517
6/25/2015	248,444	SGD	180,644	188,035	USD	188,035	7,391
			$2,645,677			$2,717,966	$72,289

AUD - Australian Dollar
EUR - Euro
GBP - British Pound
SGD - Singapore Dollar
USD - U.S. Dollar
* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2015.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2015
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/2/2015	Bayer AG	1,400	$209,791	$12,707	JPM
2/25/2016	Catlin Group Ltd.	23,544	247,793	(565)	JPM
10/1/2015	CBS Corporation Class B	6,053	366,993	45,392	BAML
10/16/2015	CSR plc	21,963	284,584	(2,369)	JPM
10/7/2015	DIRECTV	5,754	489,665	(11,087)	JPM
10/16/2015	Dresser-Rand Group, Inc.	49	3,937	59	JPM
12/16/2015	E.ON SE	1,148	17,135	(2,208)	JPM
9/29/2015	General Motors Company	12,000	450,000	54,520	BAML
9/29/2015	Hillgrove Resources Ltd.	14,160	3,990	(4,683)	JPM
10/16/2015	Jazztel plc	37,106	506,107	(32,156)	JPM
6/3/2015	SAI Global Ltd.	6,901	21,760	(10,985)	JPM
2/18/2016	Toll Holdings Ltd.	10,666	71,976	(1,211)	BAML
3/11/2016	Toll Holdings Ltd.	7,031	47,447	183	JPM
10/2/2015	TRW Automotive Holdings Corporation	9,449	990,728	31,405	JPM
12/9/2015	United Envirotech Ltd.	150,572	181,036	(1,839)	BAML
5/9/2015	Vivendi SA	18,682	464,529	5,957	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
1/16/2016	AT&T, Inc.	(2,490)	(81,298)	2,140	JPM
7/17/2015	GTECH Holdings S.p.A.	(659)	(13,073)	3,021	BAML
12/11/2015	GTECH Holdings S.p.A.	(112)	(2,222)	194	JPM
3/12/2016	Holcim Ltd.	(4)	(299)	(2)	JPM
				$88,473

BAML	-	Bank of America Merrill Lynch & Co. Inc.
JPM	-	JPMorgan Chase & Co. Inc.
plc	-	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Michael T. Shannon
                                        Michael T. Shannon, Co-President

Date  May 15, 2015

By (Signature and Title) /s/ Roy Behren
                                       Roy Behren, Co-President and Treasurer

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                         Michael T. Shannon, Co-President

Date   May 15, 2015

By (Signature and Title)* /s/ Roy Behren
                                         Roy Behren, Co-President and Treasurer

Date   May 27, 2015

* Print the name and title of each signing officer under his or her signature.